Basis of Presentation and Summary of Significant Accounting Policies (Tables)	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Schedule of Investments [Line Items]
Summary of Earnings Per Share Basic and Diluted
The numerators and denominators of the basic and diluted net loss per share computations for our common stock are calculated as follows for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands, except share and per share data)	2021	2020	2021	2020
Numerator:

Net loss attributed to Legacy WeWork	$(802,400)	$(941,263)	$(3,723,600)	$(1,988,961)

Net loss attributable to Class A and Class B Common Stockholders (1)	$(802,400)	$(941,263)	$(3,723,600)	$(1,988,961)

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands, except share and per share data)	2021	2020	2021	2020
Denominator:
Basic shares:
Weighted-average shares - Basic	$176,708,911	$170,715,288	$174,750,082	$170,699,512

Diluted shares:
Weighted-average shares - Diluted	176,708,911	170,715,288	174,750,082	170,699,512

Net loss per share attributable to Class A and Class B Common Stockholders:
Basic	$(4.54)	$(5.51)	$(21.31)	$(11.65)
Diluted	$(4.54)	$(5.51)	$(21.31)	$(11.65)

(1)	The three and nine months ended September 30, 2021 are comprised of only Class A Common Shares as noted above

The numerators and denominators of the basic and diluted net loss per share computations for our common stock are calculated as follows for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
(Amounts in thousands, except share and per share data)	2020	2019	2018
Numerator:
Net loss attributed to WeWork Inc.	$(3,129,358)	$(3,264,738)	$(1,610,792)

Net loss attributable to Class A and Class B Common Stockholders	$(3,129,358)	$(3,264,738)	$(1,610,792)

Denominator:
Basic shares:
Weighted-average shares - Basic	170,275,761	168,436,109	163,148,918

Diluted shares:
Weighted-average shares - Diluted	170,275,761	168,436,109	163,148,918

Net loss per share attributable to Class A and Class B Common Stockholders:
Basic	$(18.38)	$(19.38)	$(9.87)

Diluted	$(18.38)	$(19.38)	$(9.87)

BOWX ACQUISITION CORP [Member]
Schedule of Investments [Line Items]
Summary of Earnings Per Share Basic and Diluted	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share of common stock for each class of common stock:

	For the Period from May 19, 2020 (Inception) through December 31, 2020
	Class A	Class B
Numerator:
Allocation of net loss	$(3,540,814)	$(1,269,502)
Denominator:
Weighted average common stock outstanding, basic and diluted	32,101,364	11,509,432

Basic and diluted net loss per share of common stock	$(0.11)	$(0.11)

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B

Numerator:
Allocation of net income (loss)	$5,548,610	$1,387,152	$(7,892,080)	$(1,973,019)
Denominator:
Weighted average common stock outstanding, basic and diluted	48,300,000	12,075,000	48,300,000	12,075,000

Basic and diluted net per share of common stock	$0.11	$0.11	$(0.16)	$(0.16)

	For the Three Months Ended September 30, 2020		For the Period from May 19, 2020 (Inception) through September 30, 2020
	Class A	Class B	Class A	Class B

Numerator:
Allocation of net loss	$(939,743)	$(374,353)	$(867,025)	$(470,536)
Denominator:
Weighted average common stock outstanding, basic and diluted	28,464,130	11,338,859	20,458,594	11,102,930

Basic and diluted net loss per share of common stock	$(0.03)	$(0.03)	$(0.04)	$(0.04)

Schedule of Impact Of The Restatement On The Financial Statements For The Affected Quarterly Periods
Impact of Restatements
The impact of the restatement on the financial statements for the Affected Quarterly Periods is presented below. There is no impact to the reported amounts for total assets, total liabilities, cash flows, and net income (loss).

The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed balance sheet as of March 31, 2021, statement of operations and statement of cash flows for the three months ended March 31, 2021:

	As of March 31, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$484,346,355	—	$484,346,355

Total liabilities	$35,851,651	—	$35,851,651
Class A common stock subject to possible redemption	443,494,700	39,505,300	483,000,000
Stockholders’ equity (deficit)
Preferred stock	—	—	—
Class A common stock	395	(395)	—
Class B common stock	1,208	—	1,208
Additional paid-in-capital	15,425,863	(15,425,863)	—
Accumulated deficit	(10,427,462)	(24,079,042)	(34,506,504)

Total stockholders’ equity (deficit)	5,000,004	(39,505,300)	(34,505,296)

Total liabilities, Class A common stock subject to possible redemption and stockholders’ equity (deficit)	$484,346,355	$—	$484,346,355

The Company’s statement of stockholders’ equity (deficit) has been restated to reflect the changes to the impacted stockholders’ equity accounts described above.

	For the Three Months Ended March 31, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Net loss	$(5,617,146)	$—	$(5,617,146)

Weighted average shares outstanding of Class A common stock, basic and diluted	48,300,000	—	48,300,000
Basic and diluted net income (loss) per share of Class A common stock	$0.00	$(0.09)	$(0.09)
Weighted average shares outstanding of Class B common stock, basic and diluted	12,075,000	—	12,075,000
Basic and diluted net loss per share of Class B common stock	$(0.47)	$0.38	$(0.09)

	For the Three Months Ended March 31, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows - Supplemental disclosure of noncash activities:
Change in fair value of Class A common stock subject to possible redemption	$(5,617,140)	$5,617,140	$—

The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed balance sheet as of June 30, 2021, statement of operations for the three and six month periods ended June 30, 2021 and statement of cash flows for the six months ended June 30, 2021:

	As of June 30, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$483,900,536	—	$483,900,536

Total liabilities	$46,589,547	—	$46,589,547
Class A common stock subject to possible redemption	432,310,980	50,689,020	483,000,000
Stockholders’ equity (deficit)
Preferred stock	—	—	—
Class A common stock	507	(507)	—
Class B common stock	1,208	—	1,208
Additional paid-in-capital	26,609,471	(26,609,471)	—
Accumulated deficit	(21,611,177)	(24,079,042)	(45,690,219)

Total stockholders’ equity (deficit)	5,000,009	(50,689,020)	(45,689,011)

Total liabilities, Class A common stock subject to possible redemption and stockholders’ equity (deficit)	$483,900,536	$—	$483,900,536

The Company’s statement of stockholders’ equity (deficit) has been restated to reflect the changes to the impacted stockholders’ equity accounts described above.

	For the Three Months Ended June 30, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Net loss	$(11,183,715)	$—	$(11,183,715)

Weighted average shares outstanding of Class A common stock, basic and diluted	48,300,000	—	48,300,000
Basic and diluted net income (loss) per share of Class A common stock	$0.00	$(0.19)	$(0.19)
Weighted average shares outstanding of Class B common stock, basic and diluted	12,075,000	—	12,075,000
Basic and diluted net loss per share of Class B common stock	$(0.93)	$0.74	$(0.19)

	For the Six Months Ended June 30, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Net loss	$(16,800,861)	$—	$(16,800,861)

Weighted average shares outstanding of Class A common stock, basic and diluted	48,300,000	—	48,300,000
Basic and diluted net income (loss) per share of Class A common stock	$0.00	$(0.28)	$(0.28)
Weighted average shares outstanding of Class B common stock, basic and diluted	12,075,000	—	12,075,000
Basic and diluted net loss per share of Class B common stock	$(1.39)	$1.11	$(0.28)

	For the Six Months Ended June 30, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows - Supplemental disclosure of noncash activities:
Change in fair value of Class A common stock subject to possible redemption	$(16,800,860)	$16,800,860	$—